Income taxes - Deductible temporary differences and unused tax losses (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	$ 18,162,912	$ 14,362,398
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	18,162,694	14,322,007
Intangible assets
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	1,014,692	1,035,303
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	1,014,692	1,035,303
Share issue costs
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal		15,222
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec		15,222
Non-capital losses carried forward
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	16,781,229	12,944,882
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	16,891,108	13,014,588
Cumulative Canadian development expense
Income taxes
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Federal	366,991	366,991
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized, Quebec	$ 256,894	$ 256,894